Contingent Transactions	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Contingent Transactions
10.	CONTINGENT TRANSACTIONS
In order to meet specific financial needs of customers, the Bank’s credit policy also includes, among others, the granting of guarantees, securities, bonds, letters of credit and documentary credits. The Bank is also exposed to overdrafts and unused agreed credits on credit cards of the Bank. Since they imply a contingent obligation for the Bank, they expose the Bank to credit risks other than those recognized in statement of financial position and they are, therefore, an integral part of the total risk of the Bank.

As of December 31, 2020 and 2019, the Bank maintains the following maximum exposure to credit risk related to this kind of transactions:

	12/31/2020	12/31/2019
Undrawn commitments of credit cards and checking accounts	95,220,298	124,364,340
Guarantees granted	1,282,770	2,340,277
Letters of credit	888,664	607,827
Overdraft and unused agreed commitments	518,606	1,432,695

	97,910,338	128,745,139

Less: Allowance for ECL (1)	(23,200)	(23,514)

Total	97,887,138	128,721,625

(1)	It includes high grade credit risk exposures in stage 1. During 2020 and 2019, there were no transfers between stages. See also note 22.
Risks related to the contingent transactions described above have been evaluated and are controlled within the framework of the Bank’s credit risk policy described in note 51.